Concentration Risk (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.40%	12.60%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.10%
Customer Concentration Risk [Member] | Four Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		85.40%
Supplier Concentration Risk [Member] | One Vendor [Member] | Cost of Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Cost of Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.10%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.90%	28.70%